Organization and Nature of Operations (Tables)	6 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Schedule of operating subsidiaries
Name of Entity	Date of Incorporation	Place of Incorporation	Registered Capital	% of Ownership	Principal Activities
Happiness (Nanping) Biotech Co., Ltd. (“Nanping Happiness”)	June 1, 2018	PRC	US$ 36,100,000		Investment
Fujian Happiness Biotech Co., Ltd (“Fujian Happiness”)	November 19, 2004	PRC	RMB 100,000,000	100% by Nanping Happiness	Research, development, production and selling of nutraceutical and dietary supplements
Fujian Happiness comes Medical Equipment Manufacturing Co., Ltd.	April 15, 2020	PRC	RMB 10,000,000	51% by Fujian Happiness	Selling of medical equipment
Shunchang Happiness comes Health Products Co., Ltd.	May 19, 1998	PRC	RMB 2,000,000	100% by Fujian Happiness	Research, development, production and selling of edible fungi
Fujian Shennongjiagu Development Co., Ltd.(“Shennong”)	December 10, 2012	PRC	RMB 51,110,000	70% by Fujian Happiness	Advertising service, online sales, food sales, data service, information consulting service
Fuzhou Hekangyuan Trading Co., Ltd. (“Hekangyuan”)	October 13, 2017	PRC	RMB 10,000,000	100% by Fujian Happiness	Advertising service, online sales, food sales, commodity sales, information consulting service
Fuzhou Happiness Enterprise Management Consulting Co., Ltd.	December 15, 2020	PRC	RMB 1,000,000	100% by Nanping Happiness	Management and consulting service
Happy Buy (Fujian) Network Technology Co., Ltd. (“Happy Buy”)	July 16, 2020	PRC	RMB 30,000,000	100% by Nanping Happiness	Advertising service, online sales
Fujian Happy Studio Network Technology Co. LTD	August 10, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Advertising service

Happy Buy (Nanping) Automobile Sales Co., Ltd.	December 15, 2020	PRC	RMB 5,000,000	100% by Happy Buy Automobile	Automobile sales
Shunchang Haiwushuo Brand Management Co., Ltd. (“Shunchang Haiwushuo”)	September 2, 2021	PRC	RMB 1,000,000	51% by Happy Buy	Advertising service, online sales
Taochejun (Fujian) Automobile Sales Co., Ltd.	April 27, 2021	PRC	RMB 30,000,000	51% by Nanping Happiness	Automobile sales
Wuhan Xingfu Youxuan Automobile Sales Co., Ltd.	May 12, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales
Taochejun (Hangzhou) New Energy Technology Co., Ltd. (“Hangzhou Taochejun”)	July 12, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Technology service, automobile sales
Happy Travel Technology (Fujian) Co., Ltd.	October 27, 2020	PRC	RMB 50,000,000	100% by Fujian Taochejun	Technology service, automobile sales
Sichuan Taochejun New Energy Technology Co., Ltd.	July 13, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales.
Taochejun (Fuzhou) Automotive Technology Co., Ltd.	December 27, 2019	PRC	RMB 30,000,000	60% by Fujian Taochejun	Automobile sales, online sales
Fuzhou Taochejun Culture Media Co., Ltd.	July 12, 2021	PRC	RMB 1,000,000	100% by Fujian Taochejun	Advertising service, information consulting service,
Taochejun (Hainan) New Energy Technology Co., Ltd.	June 15, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales, online sales, car rental service
Hunan Xingfu Vehicle Source Technology Co., Ltd.	May 28, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	NEV charging technology service, advertising service, automobile sales, automobile parts sales
Happy Automobile Service (Nanping) Co., Ltd.	December 4, 2020	PRC	RMB 30,000,000	70% by Fujian Taochejun	Automobile sales, online sales